Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reportable segments									2
Segment Reporting Information
Revenue	$ 2,994	$ 2,723	$ 2,811	$ 2,759	$ 2,909	$ 1,801	$ 1,898	$ 1,904	$ 11,287	$ 8,512	$ 7,595
Commissions, fees and other revenues	2,980	2,708	2,799	2,748	2,897	1,786	1,883	1,891	11,235	8,457	7,521
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74
Operating income from continuing operations before income taxes	435	341	434	396	422	263	268	273	1,606	1,226	1,021
Interest income									18	15	16
Interest expense									(245)	(182)	(122)
Other income									5		34
Income from continuing operations before income taxes									1,384	1,059	949
Long-lived assets	13,789				14,158				13,789	14,158
Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									11,287	8,512	7,595
Commissions, fees and other revenues									11,235	8,457	7,521
Fiduciary investment income									52	55	74
Operating income from continuing operations before income taxes									1,762	1,428	1,103
Interest income									18	15	16
Interest expense									(245)	(182)	(122)
Other income									5		34
Income from continuing operations before income taxes									1,384	1,059	949
United States.
Segment Reporting Information
Revenue									5,134	3,400	2,789
Long-lived assets	8,617				9,135				8,617	9,135
Americas other than U.S.
Segment Reporting Information
Revenue									1,176	978	905
Long-lived assets	574				503				574	503
United Kingdom.
Segment Reporting Information
Revenue									1,519	1,322	1,289
Long-lived assets	1,589				1,532				1,589	1,532
Europe, Middle East and Africa
Segment Reporting Information
Revenue									2,377	2,035	1,965
Long-lived assets	2,448				2,426				2,448	2,426
Asia Pacific
Segment Reporting Information
Revenue									1,081	777	647
Long-lived assets	561				562				561	562
Total operating segments
Segment Reporting Information
Revenue									11,287	8,512	7,546
Operating income from continuing operations before income taxes									1,762	1,428	1,103
Total operating segments | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									11,287	8,512	7,546
Risk Solutions
Segment Reporting Information
Revenue									6,817	6,423	6,305
Commissions, fees and other revenues									6,766	6,369	6,232
Fiduciary investment income									51	54	73
Operating income from continuing operations before income taxes									1,314	1,194	900
Risk Solutions | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									7,537	6,989	6,835
Commissions, fees and other revenues									7,485	6,935	6,762
Fiduciary investment income									52	54	73
Operating income from continuing operations before income taxes									1,414	1,307	1,003
Retail brokerage
Segment Reporting Information
Commissions, fees and other revenues									5,303	4,925	4,747
Retail brokerage | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									6,022	5,491	5,277
Reinsurance brokerage
Segment Reporting Information
Commissions, fees and other revenues									1,463	1,444	1,485
Reinsurance brokerage | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									1,463	1,444	1,485
HR Solutions
Segment Reporting Information
Revenue									4,501	2,111	1,267
Commissions, fees and other revenues									4,500	2,110	1,266
Fiduciary investment income									1	1	1
Operating income from continuing operations before income taxes									448	234	203
HR Solutions | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									3,781	1,545	737
Commissions, fees and other revenues									3,781	1,544	736
Fiduciary investment income										1	1
Operating income from continuing operations before income taxes									348	121	100
Consulting services
Segment Reporting Information
Commissions, fees and other revenues									2,251	1,387	1,075
Consulting services | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									1,532	821	545
Outsourcing
Segment Reporting Information
Commissions, fees and other revenues									2,272	731	191
Outsourcing | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									2,272	731	191
Intrasegment
Segment Reporting Information
Commissions, fees and other revenues									(23)	(8)
Intrasegment | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									(23)	(8)
Intersegment elimination
Segment Reporting Information
Revenue									(31)	(22)	(26)
Commissions, fees and other revenues									(31)	(22)	(26)
Intersegment elimination | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									(31)	(22)	(26)
Commissions, fees and other revenues									(31)	(22)	(26)
Unallocated
Segment Reporting Information
Revenue											49
Commissions, fees and other revenues											49
Unallocated | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue											49
Commissions, fees and other revenues											49
Unallocated Expense
Segment Reporting Information
Operating income from continuing operations before income taxes									(156)	(202)	(131)
Unallocated Expense | Move of the Health and Benefits consulting business
Segment Reporting Information
Operating income from continuing operations before income taxes									(156)	(202)	(131)
Unallocated Revenue
Segment Reporting Information
Operating income from continuing operations before income taxes											49
Unallocated Revenue | Move of the Health and Benefits consulting business
Segment Reporting Information
Operating income from continuing operations before income taxes											$ 49